BUSINESS COMBINATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
BUSINESS COMBINATIONS

NOTE 14 — BUSINESS COMBINATIONS

Merger with Monterrey Capital Acquisition Corporation

As discussed in NOTE 1, on July 12, 2024, the Company completed the Merger. Upon closing of the business combination, the Company’s Series Seed Convertible Preferred Shares, Series Seed-1 Convertible Preferred Shares, Series A-1 Convertible Preferred Shares, Series B-1 Convertible Preferred Shares, and Series B-2 Convertible Preferred Shares converted to class A common shares of CNTM. Furthermore, the Company’s 2022 Convertible Notes converted to class A common shares of CNTM.

As a result of the Merger, among other things, each share of ConnectM common stock, par value $0.0001 per share, and ConnectM preferred stock, par value $0.0001 per share (but excluding shares the holders of which perfect rights of appraisal under Delaware law), converted into the right to receive such number of shares of common stock, par value $0.0001 per share, of MCAC common stock as calculated based on the Exchange Ratio as set forth in the Merger Agreement. “Exchange Ratio” is defined in the Merger Agreement to be the quotient of (a) the merger consideration, divided by (b) the number of shares of ConnectM capital stock outstanding as of immediately prior to the Effective Time, including any shares underlying outstanding warrants to purchase ConnectM Common Stock and excluding any shares of ConnectM capital stock held in treasury by ConnectM. The Merger Consideration is 14,500,000 shares of MCAC Common Stock, subject to an upward adjustment depending on the extent to which MCAC’s transaction expenses (as defined in the Agreement and Plan of Merger) exceed $8 million.

The Merger was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, MCAC was treated as the acquired company for financial reporting purposes. Accordingly, for accounting purposes, the Merger was treated as the equivalent of the Company issuing shares for the net assets of MCAC, accompanied by a recapitalization. The net assets of MCAC were stated at historical cost with no goodwill or other intangible assets recorded.

As a result of the Business Combination, there was a negative equity recapitalization into additional paid in capital of $3.2 million. In addition, there were offering costs incurred of $2.5 million, which were also treated as a reduction of additional paid in capital.

As part of the Business Combination, the Company acquired the Funds in the Trust of $79.6 million. Of these monies, the Company only received $0.2 million as the Company had to pay redeeming shareholders $41.7 million, professional fees of $0.2 million, and was required to pay $37.6 million in accordance with the Forward Purchase Agreement (see Note 10).

Delivery Circle

On August 5, 2024, the Company entered into a Membership Purchase Agreement (the “Purchase Agreement”) by and between ConnectM and Vijaya Rao, an individual resident of the State of Delaware (“Seller”), for the purposes of ConnectM acquiring from the Seller certain of the issued and outstanding equity securities of DeliveryCircle, LLC, a Delaware limited liability company (“DeliveryCircle”). DeliveryCircle is engaged in the business of providing dispatch and delivery services and related software.

The Purchase Agreement was unanimously approved by the Company’s directors on August 2, 2024. Pursuant to the Purchase Agreement, at the closing of the transactions contemplated therein, ConnectM purchased from the Seller certain membership interests in DeliveryCircle, comprising 842,157 Class A Units, 207,843 Class P Units and 3,063 Series A Units (the “Acquired Interests”), which represent issued and outstanding equity securities of DeliveryCircle comprising (i) forty-six percent (46.0%) of the equity interests in DeliveryCircle and (ii) fifty-seven percent (57.0%) of the voting interests in DeliveryCircle. In addition, in connection with ConnectM’s acquisition of the Acquired Interests, ConnectM will have the right to appoint four out of the seven voting members to DeliveryCircle’s board of directors.

Pursuant to the Purchase Agreement, ConnectM has agreed to acquire the Acquired Interests for $520,000 plus contingent consideration. The contingent consideration is based on the years ended December 31, 2024 through 2031 and is the lesser of a base amount, 20% of revenue growth from the previous year, or 37% of EBITDA for the year. To value the contingent consideration, the Company performed a Monte Carlo simulation and determined a contingent consideration value of approximately $576,000. As of September 30, 2024, the $520,000 is unpaid and is included in Accrued Expenses in the unaudited condensed consolidated balance sheet.

The fair value of the purchase consideration in the acquisition is as follows:

●	Cash - $520,000
●	Contingent Consideration — $576,000
●	Total - $1,096,000
●	Divided by Acquired Ownership — 46%
●	Implied Consideration for 100%
●	Ownership — $2,382,000

The acquisition of Delivery Circle was accounted for using the acquisition method, whereby all of the assets acquired, and liabilities assumed were recognized at their fair value on the acquisition date, with any excess of the purchase price over the estimated fair value recorded as goodwill.

The following table summarizes the preliminary fair values of the assets acquired and liabilities assumed and noncontrolling interest at the date of acquisition (in thousands):

Cash	$699
Accounts receivable	620
Prepaid expenses and other assets	41
Intangible assets	586
Goodwill	790
Total assets acquired	$2,736

Accounts payable	$218
Accrued expenses	136
Contingent consideration	576
Total liabilities acquired	$930

Allocation to Minority Interest	$1,286

After allocating the purchase price to the assets acquired and liabilities assumed based on their fair values at the date of acquisition, the Company recorded goodwill of approximately $0.8 million. Goodwill largely consists of expected synergies to be realized from new ownership and is expected to not be deductible for income tax purposes.

The fair values of intangible assets were based on valuations using the income approach. The preliminary fair value of intangible assets and Delivery Circle’s assembled workforce estimated useful lives are as follows (in thousands):

		Remaining
Identified Intangible Asset	Fair Value	Useful Life
Customer relationships	$106	8 years
Developed technologies	400	5 years
Trade name and workforce	80	5 years
Fair value of identified intangible assets	$586

The Company, with the assistance of third-party appraisers, assessed the fair value of the assets. The identifiable intangible assets were valued using the Income Approach. The Income Approach requires several judgements and assumptions to determine the fair value of intangible assets, including growth rates, discount rates, customer attrition rates, expected levels of cash flows, and tax rate.

Key assumptions used to value the trade name acquired intangible asset included a tax rate of 28%, intangible discount rate of 14%, and a royalty rate of 0.3%. Key assumptions used to value the developed technology intangible asset included a revenue migration of 20%. Key assumptions used to value the customer relationship intangible asset includes intangible discount rate of 14% and an attrition rate of 10%.

The contingent consideration is categorized as a Level 3 fair value measurement (see Fair Value Measurements described in Note 11) because the Company estimated projections utilizing unobservable inputs. Contingent consideration payments involve certain assumptions requiring significant judgment and actual results can differ from assumed and estimated amounts.

The following unaudited pro forma information presents our combined results as if the Delivery Circle acquisition occurred at the beginning of 2023. The unaudited pro forma financial information was prepared to give effect to events that are (1) directly attributable to the acquisition; (2) factually supportable; and (3) expected to have a continuing impact on the combined company’s results. There were no material transactions between the Company and Delivery Circle during the period presented that are required to be eliminated. The unaudited pro forma combined financial information does not reflect cost savings, operating synergies or revenue enhancements that the combined companies may achieve or the costs to integrate the operations of the costs necessary to achieve cost savings, operating synergies or revenue enhancements.

Pro forma combined financial information (unaudited, in thousands)

	Three months ended		Nine months ended
	September 30,		September 30,
	2024	2023	2024	2023
Revenues	$7,036	$6,572	$23,013	$21,423
Net loss	$(12,182)	$(2,484)	$(16,869)	$(4,628)

The unaudited pro forma combined financial information is presented for information purposes only and is not intended to represent or be indicative of the combined results of operations or financial position that we would have reported had the acquisition been completed as of the date and for the periods presented and should not be taken as representative of our consolidated results of operations or financial condition following the acquisition. In addition, the unaudited pro forma combined financial information is not intended to project the future results of the combined company.

The unaudited pro forma combined financial information was prepared using the acquisition method of accounting under existing U.S. GAAP. The Company has been treated as the acquirer.

ConnectM Before Business Combination
BUSINESS COMBINATIONS

NOTE 6: BUSINESS COMBINATIONS

Cazeault Solar & Home, LLC

Pursuant to a membership interest purchase agreement effective January 1, 2022, by and between the Company and Cazeault Solar & Home, LLC, the Company acquired CSH, a Massachusetts limited liability company. Consideration for the total allocable purchase price consisted of $950,000. Total consideration included cash of $350,000, issuance of the Company’s common stock having a fair value of $200,000, and $400,000 representing two seller secured promissory notes (see Note 12: Debt). In connection with the CSH acquisition, we incurred $19,000 of acquisition-related costs which were recorded in selling, general and administrative expenses in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2022.

The Company’s consolidated financial statements for the year ended December 31, 2022 include CSH’s results of operations from January 1, 2022, the acquisition date. The Company’s consolidated financial statements as of December 31, 2022, reflect the final purchase accounting adjustments in accordance with ASC 805.

The purchase price exceeded the aggregate fair value of the acquired assets and assumed liabilities at the acquisition date by approximately  $880,363. Such excess amount has been recognized as goodwill within our Decarbonization segment. The goodwill is attributed to the expected enhanced operational scale, market diversification, synergies, assembled workforce and other strategic benefits. None of the goodwill associated with the acquisition is deductible for income tax purposes and, as such, no deferred taxes have been recorded related to goodwill.

Cash	$244,500
Accounts receivable	217,500
Property and equipment, net	38,300
Customer relationships	114,000
Tradename	115,000
Goodwill	880,363
Accounts payable	(155,700)
Accrued expenses and other current liabilities	(222,000)
Deferred tax liabilities	(62,563)
Debt	(219,400)
Purchase Price	$950,000

The estimated useful lives of those intangible assets acquired associated with the CSH acquisition were as follows:

Customer relationships	15 years
Tradename	3 years

Bourque Heating & Cooling Company, Inc.

Pursuant to a stock purchase agreement effective February 14, 2022, by and between the Company and Bourque Heating & Cooling Company, Inc., the Company acquired BHC, a Massachusetts limited liability company. Consideration for the total allocable purchase price consisted of $1,389,000. Total consideration included $789,000 in cash, and the issuance of a $600,000 secured promissory note (see Note 12: Debt). In connection with the BHC acquisition, we incurred $22,000 of acquisition-related costs which were recorded in selling, general and administrative expenses in the Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2022.

The Company’s consolidated financial statements for the year ended December 31, 2022 include BHC’s results of operations from February 14, 2022, the date of acquisition. The Company’s consolidated financial statements as of December 31, 2022, reflect the final purchase accounting adjustments in accordance with ASC 805.

The purchase price exceeded the aggregate fair value of the acquired assets and assumed liabilities at the acquisition date by $624,202. Such amount has been recognized as goodwill within our Electrification segment. We attribute this goodwill to enhanced financial and operational scale, market diversification, opportunities for synergies, assembled workforce and other strategic benefits. None of the goodwill associated with the acquisition is deductible for income tax purposes and, as such, no deferred taxes have been recorded related to goodwill.

Cash	$122,000
Inventory	5,300
Property and equipment, net	91,400
Customer relationships	546,000
Noncompetition agreement	34,000
Tradename	184,000
Goodwill	624,202
Accounts payable	(9,177)
Deferred tax liabilities	(208,725)
Purchase Price	$1,389,000

The estimated useful lives of those intangible assets acquired associated with the BHC’s acquisition were as follows:

Customer relationships	15 years
Noncompetition agreement	5 years
Tradename	10 years

Airflow Service Company, Inc.

Pursuant to a stock purchase agreement effective May 1, 2022, by and between the Company and Airflow Service Company, Inc., the Company acquired AFS, a Virginia Corporation. Consideration for the total allocable purchase price of $750,000. Total consideration included $101,000 in cash and issuance of $649,000 of a secured promissory note (see Note 12: Debt). In connection with the AFS acquisition, we incurred $12,000 of acquisition-related costs which were recorded in Selling, general and administrative expenses in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2022.

The Company’s consolidated financial statements for the year ended December 31, 2022 include AFS’s results of operations from May 1, 2022, the acquisition date. The Company’s consolidated financial statements as of December 31, 2022, reflect the final purchase accounting adjustments in accordance with ASC 805.

We completed the allocation of the purchase price, which resulted in the purchase price exceeding the aggregate fair value of the acquired assets and assumed liabilities at the acquisition date by $285,383. Such amount has been recognized as goodwill within our Electrification segment. The goodwill is attributed to the expected enhanced operational scale, market diversification, synergies, assembled workforce and other strategic benefits. None of the goodwill associated with the acquisition is deductible for income tax purposes and, as such, no deferred taxes have been recorded related to goodwill.

Cash	$97,000
Accounts receivable	1,000
Prepaid expenses and other current assets	10,000
Property and equipment, net	43,000
Customer relationships	330,000
Noncompetition agreement	26,000
Tradename	135,000
Goodwill	285,383
Accounts payable	(51,000)
Deferred tax liabilities	(126,383)
Purchase price	$750,000

The estimated useful lives of those intangible assets acquired associated with the AFS acquisition were as follows:

Customer relationships	15 years
Noncompetition agreement	5 years
Tradename	10 years

The Company determined that the acquisition of AFS was deemed significant to the Company in accordance with S-X Rule 3-05. For further information regarding the pro forma statement of operations for the year ended December 31, 2022 as required by ASC 805, Business Combinations, see below.

Blue Sky Electric, Inc.

Pursuant to a stock purchase agreement effective August 1, 2022, by and between the Company and Blue Sky Electric, Inc., the Company acquired BSE, a Massachusetts Corporation. Consideration for the total allocable purchase price consisted of the issuance of 5,000 shares of common stock of the Company having an agreed-upon value of $7.71 per share, or $38,550.

The Company’s consolidated financial statements for the year ended December 31, 2022 include BSE’s results of operations from August 1, 2022, the date of acquisition. The Company’s consolidated financial statements as of December 31, 2022, reflect the final purchase accounting adjustments in accordance with ASC 805.

The purchase price was de minimus, and a valuation was not performed; therefore, the entire purchase price was allocated to goodwill within our Decarbonization segment. The goodwill is attributed to the expected enhanced operational scale, market diversification, synergies, assembled workforce and other strategic benefits. None of the goodwill associated with the acquisition is deductible for income tax purposes and, as such, no deferred taxes have been recorded related to goodwill.

Florida Solar Products, Inc.

Pursuant to a stock purchase agreement dated December 28, 2022, by and between the Company and Florida Solar Products, Inc., the Company acquired FSP, a Florida Corporation. Consideration for the total allocable purchase price was $1,720,000. Total consideration included $450,000 in cash, issuance of $1,270,000 of secured promissory notes (see Note 12: Debt) and up to $750,000 associated with a contingent payment in the future if FSP achieves certain non-GAAP targets in year 2023. The total fair value of this contingent liability was determined to be $57,694, at the date of acquisition, which is included in “Accrued expenses and other current liabilities”. In connection with the FSP acquisition, we incurred $30,000 of acquisition-related costs which were recorded in Selling, general and administrative expenses in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2022.

The Company’s consolidated financial statements for the year ended December 31, 2022 include FSP’s results of operations from December 28, 2022, the date of acquisition. The Company’s consolidated financial statements as of December 31, 2022, reflect the final purchase accounting adjustments in accordance with ASC 805.

The purchase price exceeded the aggregate fair value of the acquired assets and assumed liabilities at the acquisition date by $687,735. Such excess amount has been recognized as goodwill within our Decarbonization segment. The goodwill is attributed to the expected enhanced operational scale, market diversification, synergies, assembled workforce and other strategic benefits. None of the goodwill associated with the acquisition is deductible for income tax purposes and, as such, no deferred taxes have been recorded related to goodwill.

Cash	$99,000
Accounts receivable	251,700
Inventory	343,500
Prepaid expenses and other current assets	42,800
Property and equipment, net	445,100
Customer relationships	215,000
Noncompetition agreement	31,000
Tradename	321,000
Goodwill	687,735
Accounts payable	(247,300)
Accrued expenses and other current liabilities	(134,300)
Deferred tax liabilities	(143,735)
Debt	(191,500)
Purchase Price	$1,720,000

The estimated useful lives of those intangible assets acquired associated with the FSP acquisition were as follows:

Customer relationships	15 years
Noncompetition agreement	5 years
Tradename	10 years

The Company determined that the acquisition of AFS was deemed significant to the Company in accordance with S-X Rule 3-05. For further information regarding the pro forma statement of operations for the year ended December 31, 2022 as required by ASC 805, Business Combinations, see below.

Unaudited Pro Forma Statement of Operations

The Company determined that the acquisitions of both AFS and FSP were deemed significant to the Company for the year ended December 31, 2022 in accordance with S-X Rule 3-05. As required by ASC 805, Business Combinations, the following unaudited pro forma statement of operations for the year ended December 31, 2022 give effect to the AFS acquisition and FSP acquisition as if they had been completed on January 1, 2022. The unaudited pro forma financial information is presented for illustrative purposes only and is not necessarily indicative of what the operating results would have been during the periods presented had the AFS and FSP acquisitions been completed during the periods presented. In addition, the unaudited pro forma financial information does not purport to project future operating results. The pro forma statement of operations do not fully reflect: (1) any anticipated synergies (or costs to achieve synergies) or (2) the impact of non-recurring items directly related to the acquisition of AFS and FSP.

					Pro forma
			Transaction		financial		Transaction
	ConnectM	AFS	Accounting		information		Accounting
	historical	historical	Adjustments		(adjusted for	FSP historical	Adjustments		Pro forma
	financial	financial	(acquisition		acquisition	financial	(acquisition		results
	information	information	of AFS)		of AFS)	information	of FSP)		(combined)
Revenues	$15,441,315	$500,918	—		$15,942,233	$4,887,822	—		$20,830,055
Net income (loss)	(3,542,583)	(139,190)	(41,000)	(1)	(3,710,773)	399,500	(52,000)	(3)	(3,333,273)
			12,000	(2)			30,000	(4)

Unaudited pro forma transaction accounting adjustments for the AFS acquisition include adjustments to reflect the following:

(1)	An adjustment to reflect additional amortization of $41 thousand for the year ended December 31, 2022, that would have been charged assuming the fair value adjustments to intangible assets and property and equipment had been applied on January 1, 2022.
(2)	An adjustment to reverse acquisition-related fees and expenses of $12 thousand for the year ended December 31, 2022.

Unaudited pro forma transaction accounting adjustments for the FSP acquisition include adjustments to reflect the following:

(3)	An adjustment to reflect additional amortization of $52 thousand for the year ended December 31, 2022, that would have been charged assuming the fair value adjustments to intangible assets and property and equipment had been applied on January 1, 2022.
(4)	An adjustment to reverse acquisition-related fees and expenses of $30 thousand for the year ended December 31, 2022.